Share Based Compensation and Benefit Plans - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	500
Shares issued on deferral basis, credited percentage of current value	90.00%
Share-based payment arrangement, nonvested award, cost not yet recognized, amount	$ 2,400
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	1 year 9 months 10 days
Defined contribution plan, employer matching contribution, percent of match	50.00%	50.00%	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	8.00%	8.00%	8.00%
Maximum matching contribution, percent	6.00%	6.00%	6.00%
Employee stock ownership plan contributions	2.00%	2.00%	2.00%
401(k) and employee stock ownership plans, amount expensed	$ 3,100	$ 2,900	$ 3,300
Performance-based compensation expense	8,000	12,700	15,600
Health care and life insurance expense	7,200	6,200	6,100
Long-Term Incentive Plan
Share Based Compensation [Abstract]
Total compensation expense recognized	1,900	1,800	1,600
Tax benefit relating to compensation expense recognized	$ 400	$ 400	$ 300
Restricted Stock | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Vesting period	3 years	3 years	3 years
Performance Shares | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Vesting period	3 years	3 years	3 years
Non-Employee Directors
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	100
Total compensation expense recognized	$ 400	$ 400	$ 400
Tax benefit relating to compensation expense recognized	$ 80	$ 80	$ 80
Executive Officer | Restricted Stock | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	80	60	90
Executive Officer | Performance Shares | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	20	20	20
Director
Share Based Compensation [Abstract]
Shares issues as retainer fees (in shares)	20	20	20